Long Term Debt Change Of Control Provision (Details) - Access Midstream Partners Lp [Member] $ in Billions	Dec. 31, 2015 USD ($)
Change Of Control Payment Percentage [Line Items]
Debt Instrument, Face Amount	$ 2.9
Change Of Control Payment Percentage	101.00%